Issued share capital, share premium account and share options (Tables)	12 Months Ended
Mar. 31, 2021
Issued share capital, share premium account and share options
Schedule of share capital

	At March 31,
	2021	2020	2019
	€M	€M	€M
Authorized/Share Capital reorganization
1,550,000,000 ordinary equity shares of 0.600 euro cent each	9.3	9.8	9.3
1,368,000,000 'B' Shares of 0.050 euro cent each	0.7	0.7	0.7
1,368,000,000 Deferred shares of 0.050 euro cent each	0.7	0.7	0.7
	10.7	11.2	10.7
Allotted, called-up and fully paid:
1,089,181,737 ordinary equity shares of 0.600 euro cent each	—	6.5	—
1,133,395,322 ordinary equity shares of 0.600 euro cent each	—	—	6.8
1,128,062,028 ordinary equity shares of 0.600 euro cent each	6.7	—	—

Schedule of share premium account

	At March 31,
	2021	2020	2019
	€M	€M	€M
Balance at beginning of year	738.5	719.4	719.4
Issue of ordinary equity shares	423.1	19.1	—
Balance at end of year	1,161.6	738.5	719.4

Schedule of share options outstanding

		Weighted
	Share Options	Average
	M	Exercise Price (€)
Outstanding at March 31, 2018	20.1	7.70
Exercised	—	—
Granted	20.0	11.12
Forfeited	(0.3)	12.00
Outstanding at March 31, 2019	39.8	9.38
Granted	—	—
Forfeited	(2.0)	12.47
Exercised	(3.0)	6.31
Outstanding at March 31, 2020	34.8	9.57
Granted	—	—
Forfeited	(1.2)	11.56
Exercised	(3.6)	6.42
Outstanding at March 31, 2021	30.0	9.83

Schedule of range of exercise prices and weighted average remaining contractual life

		No.	Remaining
	Exercise	options	contractual
	price	outstanding	life
	€	M	(years)
Vested	6.25	3.6	1.3
Vested	6.74	2.2	1.5
Vested	8.35	5.0	1.6
	11.12	17.4	5.9
	12.00	1.6	3.4
	14.40	0.1	4.1
	17.55	0.1	1.3
Weighted average	9.83	30.0	4.1